Contingent Assets and Liabilities - Additional Information (Detail) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 30, 2014 Judgment	Aug. 31, 2003 Companies	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($) Companies	Dec. 31, 2010 ARS ($)
Disclosure Of Contingent Assets And Liabilities [line items]
Income tax adjusted | $			$ 51,538	$ (3,969)	$ (1,425)	$ 1,175
Asociacion Superficiarios de la Patagonia [Member]
Disclosure Of Contingent Assets And Liabilities [line items]
Number of companies sued | Companies		18
Dock Sud, Province of Buenos Aires [Member]
Disclosure Of Contingent Assets And Liabilities [line items]
Number of companies sued | Companies					44
CSJN [member]
Disclosure Of Contingent Assets And Liabilities [line items]
Number of interlocutory judgments issued | Judgment	2
Administracion Federal de Ingresos Publicos [member]
Disclosure Of Contingent Assets And Liabilities [line items]
Amount claimed against dispute | $			$ 4,354